Note Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of interest expense
	As of December 31, 2020	As of December 31, 2019

Principal amount	$18,900	$-
Less: current portion	(14,654)	-
Note payable - long term portion	$4,246	$-

Schedule of minimum principal payments under note payable unrelated parties
Year ended December 31, 2021	$14,654
Year ended December 31, 2022	4,246
Total principal payments	$18,900